Pensions And Other Postretirement Benefits (Reconciliation Of Changes In Plans' Benefit Obligations, Assets And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contributions	$ 8	$ 8	$ 7
Ending balance	85
Defined Pension Benefits [Member] | Qualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	101	99
Service cost	0	0	0
Interest cost	4	4	5
Plan participants' contributions	0	0
Actuarial (gain) loss	(9)	5
Benefits paid	(10)	(7)
Benefit obligation at end of year	86	101	99
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	86	74
Actual return on plan assets	3	13
Employer contributions	6	6
Plan participants' contributions	0	0
Benefits paid	(10)	(7)
Ending balance	85	86	74
Funded status	(1)	(15)
Defined Pension Benefits [Member] | Non-Qualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	81	62
Service cost	5	5	3
Interest cost	3	3	2
Plan participants' contributions	0	0
Actuarial (gain) loss	(2)	13
Benefits paid	(2)	(2)
Benefit obligation at end of year	85	81	62
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	0	0
Actual return on plan assets	0	0
Employer contributions	2	2
Plan participants' contributions	0	0
Benefits paid	(2)	(2)
Ending balance	0	0	0
Funded status	(85)	(81)
Other Postretirement Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	64	44
Service cost	2	1	0
Interest cost	2	2	2
Plan participants' contributions	1	1
Actuarial (gain) loss	7	25
Benefits paid	(5)	(9)
Benefit obligation at end of year	71	64	44
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	0	0
Actual return on plan assets	0	0
Employer contributions	4	8
Plan participants' contributions	1	1
Benefits paid	(5)	(9)
Ending balance	0	0	0
Funded status	$ (71)	$ (64)